UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23615
Perpetual Americas Funds Trust
(Exact name of registrant as specified in charter)

1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Address of principal executive offices) (Zip code)
Andrew Jolin
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 933-0716
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Reports to Stockholders.
(a) The Reports to Shareholders are included herewith.
Trillium ESG Small/Mid Cap Fund
Institutional Shares/TSMDX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Trillium ESG Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2024 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Small/Mid Cap Fund (Institutional Shares)	$25*	0.97%
*	Represents the fee for the period from July 1, 2024 to September 30, 2024. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the three-month period ended September 30, 2024, Institutional Class shares of the Fund returned 5.53%, net of fees. The Fund underperformed the Russell 2500TM Index, which returned 8.75%, as well as the overall equity market. Underperformance during the period was driven by negative selection effects in the Industrials and Financials sectors. These effects were only partially offset by more favorable performance from our holdings in the Health Care and Real Estate sectors. Sector allocation was positive, driven by our lack of exposure to the Energy sector, which was pressured by concerns over slowing global growth.
TOP PERFORMANCE CONTRIBUTORS
Jones Lang LaSalle | Jones Lang Lasalle Incorporated (JLL) had accelerating returns during the period as the market started to discount Fed Funds interest rate reductions. In addition, JLL reported better than forecasted quarterly earnings performance driven by its high-margin leasing business, with management providing positive outlook commentary related to this area as well.
Omnicell | Omnicell, a pharmacy management company, also exceeded financial forecasts during the period, following several quarters of revenue and product declines associated with fewer customer equipment orders. The rebound was driven by new equipment sales/installations and positive management outlook commentary related to future operations.
TOP PERFORMANCE DETRACTORS
MYR Group Incorporated | MYR Group underperformed in the period as project and labor inefficiencies continued to weigh on earnings results. We believe MYR Group will continue to benefit from the strong secular long-term tailwinds of the transmission & distribution buildout, aging infrastructure, reshoring, and electrification/renewable buildout themes in the U.S.
LPL Financial | LPL Financial suffered during the period amid fears over changes to the industry’s sweep deposit fee structure. These fees have raised significant concerns in the retail broker space, where companies generate ample interest income at no cost from clients' sweep deposits. While smaller retail brokers don't expect the regulations to change anytime soon, some investors are concerned that increased competition may force changes in the fee structure regardless of regulatory action.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	5 year	Since Inception
Trillium ESG Small/Mid Cap Fund (Institutional Shares/TSMDX)	20.22%	7.75%	7.71%
Russell 2500™ Index	26.17%	10.43%	9.90%
Russell 3000® Index	35.19%	15.26%	13.90%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit connect.rightprospectus.com/Trillium/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,961,302
Total number of portfolio holdings	70
Total advisory fees paid	$49,540
Portfolio turnover rate as of the end of the reporting period	6.29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Jones Lang LaSalle, Inc.	2.8%
CyberArk Software Ltd.	2.8%
Merit Medical Systems, Inc.	2.5%
BJ's Wholesale Club Holdings, Inc.	2.5%
Burlington Stores, Inc.	2.5%
Tetra Tech, Inc.	2.3%
East West Bancorp, Inc.	2.3%
Dynatrace, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.1%
New York Times (The) Co. - Class A	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Subsequent to June 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/Trillium/.
Trillium ESG Global Equity Fund
Institutional Shares/PORIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of July 1, 2024 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Institutional Shares)	$26*	0.99%
*	Represents the fee for the period from July 1, 2024 to September 30, 2024. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the three-month period ended September 30, 2024, Institutional Class shares of the Fund returned 4.75%, net of fees. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 6.61%, as well as the overall equity market. Underperformance during the period was driven by negative selection effects in the Health Care and Communication Services sectors. These effects were only modestly offset by more favorable performance from our holdings in the Real Estate and Materials sectors. Sector allocation was moderately additive, driven by positive effects from our lack of exposure to the Energy sector, which underperformed due to falling oil prices.
TOP PERFORMANCE CONTRIBUTORS
Jones Lang LaSalle | Jones Lang LaSalle (JLL) outperformed during the period on a combination of interest rate support, with the Fed delivering a larger-than-expected initial cut, and the company reporting much better-than-forecasted earnings. JLL’s strong earnings were driven by its high margin leasing business, a segment where the company’s management provided a positive outlook.
Brambles | Brambles performed well during the period with fiscal year earnings coming in above expectations and guidance indicating an improved cash flow outlook, which allowed the company to announce an increase to its dividend payout ratio and a substantial share buyback. The results alleviated investor concerns about earnings and cash flow stability for the company.
TOP PERFORMANCE DETRACTORS
Edwards Lifesciences | Edwards Lifesciences underperformed during the period after lowering its full-year outlook due to slower-than-expected sales growth for its Transcatheter Aortic Valve Replacement (TAVR) product. We believe TAVR growth headwinds are attributable to increasing competition but looking toward the future, we believe that Edwards Lifesciences may be in a position to seize opportunities from expanded usage of TAVR products.
Novo Nordisk | Novo Nordisk underperformed during the period after it reported mixed financial results highlighted by lower-than-expected product revenues from its GLP-1 obesity treatment, Wegovy. While competition in the GLP-1 space has started to become a headwind for Novo Nordisk, we remain optimistic about the company’s opportunities for sales growth with the total addressable market for GLP-1 products rapidly expanding. Although Novo Nordisk experienced product development setbacks during the period, they remain a leader in the obesity treatment segment. In our opinion, we see the upcoming release of phase III study results for CagriSema, a potentially more competitive GLP-1 product, as a potential catalyst for outperformance.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	5 year	10 year
Trillium ESG Global Equity Fund (Institutional Shares/PORIX)	26.39%	11.65%	10.08%
MSCI ACWI Index	31.76%	12.19%	9.39%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit connect.rightprospectus.com/Trillium/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$958,308,241
Total number of portfolio holdings	90
Total advisory fees paid	$2,027,802
Portfolio turnover rate as of the end of the reporting period	5.55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	5.4%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.3%
Visa, Inc. - Class A	2.0%
Unilever PLC	1.8%
TJX Cos. (The), Inc.	1.7%
Novo Nordisk A/S - Class B	1.6%
Target Corp.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Subsequent to June 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/Trillium/.
Trillium ESG Global Equity Fund
Investor Shares/PORTX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of July 1, 2024 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Investor Shares)	$31*	1.20%
*	Represents the fee for the period from July 1, 2024 to September 30, 2024. Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the three-month period ended September 30, 2024, Investor Class shares of the Fund returned 4.69%, net of fees. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 6.61%, as well as the overall equity market. Underperformance during the period was driven by negative selection effects in the Health Care and Communication Services sectors. These effects were only modestly offset by more favorable performance from our holdings in the Real Estate and Materials sectors. Sector allocation was moderately additive, driven by positive effects from our lack of exposure to the Energy sector, which underperformed due to falling oil prices.
TOP PERFORMANCE CONTRIBUTORS
Jones Lang LaSalle | Jones Lang LaSalle (JLL) outperformed during the period on a combination of interest rate support, with the Fed delivering a larger-than-expected initial cut, and the company reporting much better-than-forecasted earnings. JLL’s strong earnings were driven by its high margin leasing business, a segment where the company’s management provided a positive outlook.
Brambles | Brambles performed well during the period with fiscal year earnings coming in above expectations and guidance indicating an improved cash flow outlook, which allowed the company to announce an increase to its dividend payout ratio and a substantial share buyback. The results alleviated investor concerns about earnings and cash flow stability for the company.
TOP PERFORMANCE DETRACTORS
Edwards Lifesciences | Edwards Lifesciences underperformed during the period after lowering its full-year outlook due to slower-than-expected sales growth for its Transcatheter Aortic Valve Replacement (TAVR) product. We believe TAVR growth headwinds are attributable to increasing competition but looking toward the future, we believe that Edwards Lifesciences may be in a position to seize opportunities from expanded usage of TAVR products.
Novo Nordisk | Novo Nordisk underperformed during the period after it reported mixed financial results highlighted by lower-than-expected product revenues from its GLP-1 obesity treatment, Wegovy. While competition in the GLP-1 space has started to become a headwind for Novo Nordisk, we remain optimistic about the company’s opportunities for sales growth with the total addressable market for GLP-1 products rapidly expanding. Although Novo Nordisk experienced product development setbacks during the period, they remain a leader in the obesity treatment segment. In our opinion, we see the upcoming release of phase III study results for CagriSema, a potentially more competitive GLP-1 product, as a potential catalyst for outperformance.
Fund Performance
The following graph and chart show the change in value of a hypothetical $10,000 investment in Investor Class shares of the Fund during the stated time period.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 year	10 year
Trillium ESG Global Equity Fund (Investor Shares/PORTX)	26.11%	11.35%	9.78%
MSCI ACWI Index	31.76%	12.19%	9.39%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit connect.rightprospectus.com/Trillium/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$958,308,241
Total number of portfolio holdings	90
Total advisory fees paid	$2,027,802
Portfolio turnover rate as of the end of the reporting period	5.55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	5.4%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.3%
Visa, Inc. - Class A	2.0%
Unilever PLC	1.8%
TJX Cos. (The), Inc.	1.7%
Novo Nordisk A/S - Class B	1.6%
Target Corp.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Subsequent to June 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/Trillium/.

(b) Not Applicable.

Item 2. Code of Ethics.

As of September 30, 2024, the registrant had adopted a "code of ethics" (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant's principal executive officer and principal financial officer. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined the registrant has at least one "audit committee financial expert" (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The "audit committee financial expert" is Joseph P. Gennaco, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The amounts presented reflect Trust level amounts.  Any fees directly incurred by a Fund or subset of Funds in the Trust are included in the amounts reflected in the Financial Statements under Item 7 to this Form N-CSR.

(a) Audit Fees

2024: $715,020

2023: $674,975

The fees relate to the audit of the registrant’s annual financial statements and letters for filings of the registrant’s Form N-CEN and N-1A, as applicable.

(b) Audit Related Fees

2024: $0

2023: $0

(c) Tax Fees

2024: $126,680

2023: $84,640

The fees relate to the preparation of the registrant’s tax returns, review of annual distributions, additional tax provision support fees, and local tax services in certain foreign markets, as applicable.

(d) All Other Fees

2024: $0

2023: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) 2024: 0%

2023: 0%

(f) Not applicable.

(g) 2024: $224,180

2023: $417,548

(h) The Audit Committee considered the non-audit services rendered to the registrant's investment adviser and believes the services are compatible with the principal accountant's independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers are included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

TRILLIUM ESG GLOBAL EQUITY FUND

TRILLIUM ESG SMALL/MID CAP FUND

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

For The Three Months Ended

September 30, 2024

TRILLIUM MUTUAL FUNDS

TABLE OF CONTENTS

September 30, 2024

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.8%
Apparel & Textile Products	0.0%(a)
NIKE, Inc. - Class B		55	$4,862
Automotive	2.0%
Cie Generale des Etablissements Michelin S.C.A.		317,053	12,867,739
Denso Corp.		441,960	6,535,995
			19,403,734
Banking	6.9%
Bank Rakyat Indonesia Persero Tbk PT		14,956,109	4,889,877
Credicorp Ltd.		32,362	5,856,551
DNB Bank ASA		342,722	7,027,897
Grupo Financiero Banorte S.A.B. de C.V., Series O		659,855	4,674,950
HDFC Bank Ltd. - ADR		121,003	7,569,948
KBC Group N.V.		136,233	10,830,684
PNC Financial Services Group (The), Inc.		63,844	11,801,563
Sumitomo Mitsui Trust Group, Inc.		555,769	13,112,629
			65,764,099
Biotechnology & Pharmaceuticals	6.6%
AstraZeneca PLC		51,255	7,940,721
CSL Ltd.		37,962	7,513,427
Gilead Sciences, Inc.		116,179	9,740,447
Merck & Co., Inc.		101,496	11,525,886
Novo Nordisk A/S - Class B		129,133	15,172,267
Roche Holding A.G. (Genusschein)		34,882	11,152,678
			63,045,426
Chemicals	2.1%
Air Liquide S.A.		47,721	9,203,681
Ecolab, Inc.		43,085	11,000,893
			20,204,574
Commercial Support Services	3.6%
Brambles Ltd.		694,530	9,137,508
Compass Group PLC		263,521	8,434,407
Recruit Holdings Co. Ltd.		105,164	6,369,474
Waste Management, Inc.		49,334	10,241,739
			34,183,128
Construction Materials	0.7%
Sika A.G. - REG		19,692	6,517,078
Containers & Packaging	1.3%
Ball Corp.		133,072	9,036,919
Klabin S.A.		910,139	3,490,061
			12,526,980
E-Commerce Discretionary	1.1%
MercadoLibre, Inc.(b)		5,374	11,027,233
Electric Utilities	0.8%
Terna - Rete Elettrica Nazionale		823,398	7,413,182

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Electrical Equipment	2.6%
Assa Abloy AB - Class B		242,321	$8,150,657
Rockwell Automation, Inc.		25,102	6,738,883
Trane Technologies PLC		26,920	10,464,612
			25,354,152
Engineering & Construction	1.0%
Quanta Services, Inc.		33,305	9,929,886
Entertainment Content	0.9%
Walt Disney (The) Co.		85,473	8,221,648
Food	3.2%
Kerry Group PLC - Class A		105,250	10,913,365
McCormick & Co., Inc. (Non Voting)		83,036	6,833,863
Nestle S.A. - REG		131,495	13,199,994
			30,947,222
Gas & Water Utilities	1.0%
American Water Works Co., Inc.		65,750	9,615,280
Health Care Facilities & Services	0.8%
Elevance Health, Inc.		14,700	7,644,000
Home Construction	1.0%
Daiwa House Industry Co. Ltd.		309,679	9,706,759
Household Products	3.4%
Kao Corp.		112,543	5,566,660
L'Oreal S.A.		22,709	10,163,230
Unilever PLC		265,919	17,233,571
			32,963,461
Industrial Intermediate Products	1.4%
Prysmian S.p.A.		183,714	13,333,481
Institutional Financial Services	2.8%
Bank of New York Mellon (The) Corp.		169,457	12,177,180
Intercontinental Exchange, Inc.		88,975	14,292,944
			26,470,124
Insurance	3.6%
AIA Group Ltd.		849,933	7,614,995
Allianz S.E. - REG		32,450	10,655,907
Aviva PLC		898,227	5,807,478
Travelers (The) Cos., Inc.		43,006	10,068,565
			34,146,945
Internet Media & Services	4.1%
Alphabet, Inc. - Class A		236,784	39,270,626
IT Services	1.2%
Accenture PLC - Class A		34,101	12,054,022
Leisure Facilities & Services	2.6%
Chipotle Mexican Grill, Inc.(b)		183,695	10,584,506

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Marriott International, Inc. - Class A		33,305	$8,279,623
Starbucks Corp.		67,543	6,584,767
			25,448,896
Machinery	1.6%
Atlas Copco AB - Class A		433,318	8,381,900
Kurita Water Industries Ltd.		171,283	7,348,276
			15,730,176
Medical Equipment & Devices	3.2%
Cochlear Ltd.		28,255	5,510,373
Edwards Lifesciences Corp.(b)		100,318	6,619,985
Hoya Corp.		55,170	7,594,631
Thermo Fisher Scientific, Inc.		17,291	10,695,694
			30,420,683
Real Estate Investment Trusts	1.6%
American Tower Corp.		32,765	7,619,828
Prologis, Inc.		58,018	7,326,513
			14,946,341
Real Estate Services	1.2%
Jones Lang LaSalle, Inc.(b)		42,707	11,522,776
Renewable Energy	0.7%
First Solar, Inc.(b)		25,814	6,439,044
Retail - Consumer Staples	2.2%
Jeronimo Martins SGPS S.A.		324,921	6,380,138
Target Corp.		94,008	14,652,087
			21,032,225
Retail - Discretionary	4.8%
Ferguson Enterprises, Inc.		43,169	8,484,075
Industria de Diseno Textil S.A.		152,097	8,996,962
Lululemon Athletica, Inc.(b)		27,620	7,494,687
TJX Cos. (The), Inc.		135,212	15,892,819
Tractor Supply Co.		16,492	4,798,018
			45,666,561
Semiconductors	8.1%
Applied Materials, Inc.		42,152	8,516,812
Infineon Technologies A.G.		236,396	8,278,517
NVIDIA Corp.		316,090	38,385,970
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		129,987	22,574,842
			77,756,141
Software	10.8%
Adobe, Inc.(b)		26,789	13,870,808
Dassault Systemes S.E.		228,104	9,046,955
Microsoft Corp.		119,097	51,247,439
Palo Alto Networks, Inc.(b)		18,947	6,476,085

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
SAP S.E.		39,863	$9,069,943
ServiceNow, Inc.(b)		15,312	13,694,900
			103,406,130
Specialty Finance	2.0%
Visa, Inc. - Class A		69,385	19,077,406
Technology Hardware	4.2%
Apple, Inc.		129,290	30,124,570
Cisco Systems, Inc.		182,706	9,723,613
			39,848,183
Telecommunications	0.6%
Verizon Communications, Inc.		129,526	5,817,013
Transportation & Logistics	2.1%
Kuehne + Nagel International A.G. - REG		17,601	4,799,800
Union Pacific Corp.		29,990	7,391,935
United Parcel Service, Inc. - Class B		57,055	7,778,879
			19,970,614
TOTAL COMMON STOCKS (Cost $607,159,248)			936,830,091
PREFERRED STOCKS	0.8%
Banking	0.8%
Itau Unibanco Holding S.A. - ADR, 3.38%(c)		1,180,636	7,851,229
PREFERRED STOCKS (Cost $6,505,783)			7,851,229
SHORT-TERM INVESTMENTS	1.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(d)		10,981,064	10,981,064
TOTAL SHORT-TERM INVESTMENTS (Cost $10,981,064)			10,981,064
TOTAL INVESTMENTS (Cost $624,646,095)	99.7%		955,662,384
NET OTHER ASSETS (LIABILITIES)	0.3%		2,645,857
NET ASSETS	100.0%		$958,308,241

(a)Amount rounds to less than 0.05%.
(b)Non-income producing security.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.
(d)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

At September 30, 2024 the Fund’s investments were concentrated in the following countries:

Country Allocation (Unaudited)	Percentage of Net Assets
United States	57.4%
Japan	5.9
France	4.2
United Kingdom	4.1
Switzerland	3.8
Ireland	3.4
Germany	2.9
Taiwan	2.3
Australia	2.3
Italy	2.2
All other countries less than 2%	11.2
Total	99.7%

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.0%
Aerospace & Defense	1.3%
Hexcel Corp.		8,336	$515,415
Apparel & Textile Products	2.4%
Deckers Outdoor Corp.(a)		3,822	609,418
Levi Strauss & Co. - Class A		15,644	341,039
			950,457
Asset Management	2.6%
LPL Financial Holdings, Inc.		1,790	416,408
Stifel Financial Corp.		6,359	597,110
			1,013,518
Banking	5.4%
East West Bancorp, Inc.		10,884	900,542
Live Oak Bancshares, Inc.		12,057	571,140
Webster Financial Corp.		13,887	647,273
			2,118,955
Chemicals	4.2%
Avery Dennison Corp.		2,172	479,491
Ingevity Corp.(a)		6,128	238,992
Rogers Corp.(a)		3,192	360,728
Sensient Technologies Corp.		6,813	546,539
			1,625,750
Commercial Support Services	0.4%
AMN Healthcare Services, Inc.(a)		4,011	170,026
Construction Materials	1.5%
Trex Co., Inc.(a)		8,845	588,900
Consumer Services	2.1%
Bright Horizons Family Solutions, Inc.(a)		5,914	828,729
Containers & Packaging	2.6%
AptarGroup, Inc.		3,729	597,348
Ball Corp.		5,813	394,761
			992,109
E-Commerce Discretionary	1.0%
Etsy, Inc.(a)		6,967	386,878
Electric Utilities	1.3%
Ormat Technologies, Inc.		6,377	490,646
Electrical Equipment	3.5%
Allegion PLC		2,816	410,404
nVent Electric PLC		4,533	318,489
Trimble, Inc.(a)		10,045	623,694
			1,352,587
Engineering & Construction	4.1%
MYR Group, Inc.(a)		6,853	700,582
Tetra Tech, Inc.		19,175	904,293
			1,604,875

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Food	3.0%
Darling Ingredients, Inc.(a)		6,618	$245,925
Lamb Weston Holdings, Inc.		8,403	544,010
McCormick & Co., Inc. (Non Voting)		4,706	387,304
			1,177,239
Gas & Water Utilities	0.6%
Essential Utilities, Inc.		5,914	228,103
Health Care Facilities & Services	4.2%
Encompass Health Corp.		6,538	631,832
ICON PLC(a)		2,146	616,567
Quest Diagnostics, Inc.		2,555	396,664
			1,645,063
Industrial Intermediate Products	1.7%
Valmont Industries, Inc.		2,327	674,714
Insurance	4.3%
Hanover Insurance Group (The), Inc.		4,499	666,347
Horace Mann Educators Corp.		9,662	337,687
Reinsurance Group of America, Inc.		3,131	682,151
			1,686,185
Leisure Facilities & Services	2.5%
Domino's Pizza, Inc.		1,094	470,573
InterContinental Hotels Group PLC - ADR		4,573	505,271
			975,844
Leisure Products	0.9%
YETI Holdings, Inc.(a)		8,831	362,336
Machinery	5.1%
Lincoln Electric Holdings, Inc.		3,272	628,289
Middleby (The) Corp.(a)		4,895	681,041
MSA Safety, Inc.		3,775	669,459
			1,978,789
Medical Equipment & Devices	7.0%
Exact Sciences Corp.(a)		4,956	337,603
Merit Medical Systems, Inc.(a)		9,991	987,411
Omnicell, Inc.(a)		10,729	467,784
Penumbra, Inc.(a)		3,266	634,616
TransMedics Group, Inc.(a)		1,951	306,307
			2,733,721
Publishing & Broadcasting	2.0%
New York Times (The) Co. - Class A		14,203	790,681
Real Estate Investment Trusts	5.5%
Camden Property Trust		2,676	330,566
CubeSmart		8,416	453,033
EastGroup Properties, Inc.		3,158	589,977

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Federal Realty Investment Trust		3,608	$414,812
LTC Properties, Inc.		9,824	360,443
			2,148,831
Real Estate Services	2.8%
Jones Lang LaSalle, Inc.(a)		3,968	1,070,606
Renewable Energy	1.4%
First Solar, Inc.(a)		2,174	542,283
Retail - Consumer Staples	2.5%
BJ's Wholesale Club Holdings, Inc.(a)		11,701	965,099
Retail - Discretionary	4.9%
Burlington Stores, Inc.(a)		3,648	961,175
Freshpet, Inc.(a)		4,359	596,180
Ulta Beauty, Inc.(a)		939	365,384
			1,922,739
Semiconductors	3.8%
Allegro MicroSystems, Inc.(a)		23,745	553,259
IPG Photonics Corp.(a)		5,854	435,069
SiTime Corp.(a)		2,775	475,940
			1,464,268
Software	6.9%
Confluent, Inc. - Class A(a)		14,102	287,399
CyberArk Software Ltd.(a)		3,662	1,067,876
Dynatrace, Inc.(a)		15,945	852,579
Paylocity Holding Corp.(a)		2,843	469,009
			2,676,863
Specialty Finance	2.8%
Ally Financial, Inc.		8,831	314,295
Jack Henry & Associates, Inc.		4,346	767,243
			1,081,538
Transportation & Logistics	1.8%
JB Hunt Transport Services, Inc.		4,137	712,929
Transportation Equipment	1.9%
Westinghouse Air Brake Technologies Corp.		3,983	723,990
TOTAL COMMON STOCKS (Cost $34,508,223)			38,200,666
SHORT-TERM INVESTMENTS	2.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(b)		808,724	808,724
TOTAL SHORT-TERM INVESTMENTS (Cost $808,724)			808,724
TOTAL INVESTMENTS (Cost $35,316,947)	100.1%		39,009,390
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(48,088)
NET ASSETS	100.0%		$38,961,302

(a)Non-income producing security.
(b)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

At September 30, 2024 the industry sectors (excluding short-term investments) for the Trillium ESG Small/Mid Cap Fund were:

Sector Allocation (Unaudited)	% of Net Assets
Industrials	20.5%
Financials	15.1
Information Technology	13.4
Consumer Discretionary	12.3
Health Care	11.6
Real Estate	8.3
Consumer Staples	7.0
Materials	5.9
Communication Services	2.0
Utilities	1.9
Total	98.0%

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2024

	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund
Assets:
Investments, at cost	$624,646,095	$35,316,947
Investments, at value	955,662,384	39,009,390
Receivable for dividends	1,347,039	16,170
Reclaims receivable	2,393,416	—
Receivable for investments sold	430,452	—
Receivables for capital shares sold	134,408	128
Receivable from investment adviser	—	15,741
Prepaid expenses	25,469	14,696
Total Assets	959,993,168	39,056,125
Liabilities:
Cash overdraft	47,278	—
Capital shares redeemed payable	244,767	13,223
Investment advisory fees payable	661,261	23,292
Accounting and Administration fees payable	269,846	20,403
Shareholder Services fees payable - Institutional Shares	122,637	—
Distribution (Rule 12b-1) fees payable - Investor Shares	52,151	—
Audit fees payable	74,979	29,234
Treasurer Service fees payable	6,287	250
Compliance fees payable	10,958	436
Trustee fees payable	23,741	945
Accrued expenses and other payables	171,022	7,040
Total Liabilities	1,684,927	94,823
Net Assets	$958,308,241	$38,961,302
Net Assets:
Paid in capital	$542,916,070	$34,932,902
Distributable earnings (loss)	415,392,171	4,028,400
Net Assets	$958,308,241	$38,961,302
Net Assets:
Investor Shares	$258,011,601	$—
Institutional Shares	700,296,640	38,961,302
Share of Common Stock Outstanding:
Investor Shares	4,011,892	—
Institutional Shares	10,940,233	2,429,133
Net Asset Value per Share:
Investor Shares	$64.31	$—
Institutional Shares	64.01	16.04

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the three months ended September 30, 2024 and year ended June 30, 2024

	Trillium ESG Global Equity Fund		Trillium ESG Small/Mid Cap Fund
	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024
Income:
Dividend income (Net of foreign withholding tax and issuance fees of $58,398, $1,457,134, $0 and $0, respectively)	$3,523,505	$17,417,313	$90,265	$465,288
Income from securities lending, net	—	2,210	—	—
Total investment income	3,523,505	17,419,523	90,265	465,288
Expenses:
Investment advisory fees	2,027,802	7,674,673	70,764	305,330
Distribution (Rule 12b-1) fees - Investor Shares	158,454	593,925	—	—
Accounting and Administration fees	95,891	695,928	6,501	63,541
Investment advisory waiver recoupments	—	—	—	14,967
Treasurer Service fees	9,543	25,190	378	1,103
Audit fees	59,071	61,700	21,569	25,420
Shareholder Services - Investor Shares	—	33,606	—	—
Shareholder Services - Institutional Shares	63,423	117,714	—	—
Compliance fees	11,617	33,277	457	4,541
Trustee fees	25,216	71,765	1,005	10,566
Legal fees	—	122,479	3,863	12,142
Registration fees	2,300	166,014	5,215	27,436
Interest expense	—	1,864	421	3,172
Other	44,254	57,745	2,993	11,908
Expenses before reductions	2,497,571	9,655,880	113,166	480,126
Less: Expense reductions by investment advisor	—	—	(21,224)	(80,748)
Net expenses	2,497,571	9,655,880	91,942	399,378
Net investment income (loss)	1,025,934	7,763,643	(1,677)	65,910
Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (losses) from investment transactions	26,875,372	72,163,940	(1,495,779)	3,489,313
Net realized gains (losses) from foreign currency transactions	19,183	(176,314)	—	—
Change in unrealized appreciation (depreciation) on investments	15,563,261	23,097,019	3,492,339	(2,278,338)
Change in unrealized appreciation (depreciation) on foreign currency	107,693	(20,021)	—	—
Net realized and unrealized gains from investment activities	42,565,509	95,064,624	1,996,560	1,210,975
Net increase (decrease) in net assets resulting from operations	$43,591,443	$102,828,267	$1,994,883	$1,276,885

(a)	During the period, the fiscal year end changed to September 30 from June 30.

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the three months ended September 30, 2024 and years ended June 30, 2024 and 2023

	Trillium ESG Global Equity Fund			Trillium ESG Small/Mid Cap Fund
	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Year Ended June 30, 2023	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,025,934	$7,763,643	$6,746,557	$(1,677)	$65,910	$46,018
Net realized gains (losses) from investments and foreign currency transactions	26,894,555	71,987,626	47,769,794	(1,495,779)	3,489,313	(6,587)
Change in unrealized appreciation (depreciation) on investments and foreign currency	15,670,954	23,076,998	77,394,949	3,492,339	(2,278,338)	4,728,218
Change in net assets resulting from operations	43,591,443	102,828,267	131,911,300	1,994,883	1,276,885	4,767,649
Dividends paid to shareholders:
From distributable earnings:
Investor Shares	—	(13,891,654)	(10,810,705)	—	—	—
Institutional Shares	—	(38,928,844)	(28,695,278)	—	(1,088,247)	(1,066,880)
Total dividends paid to shareholders	—	(52,820,498)	(39,505,983)	—	(1,088,247)	(1,066,880)
Net Capital Transactions:
Investor Shares	(4,415,810)	(10,244,322)	(9,397,619)	—	—	—
Institutional Shares	(39,932,583)	25,837,500	(30,195,193)	(3,253,887)	(3,748,747)	6,902,784
Change in net assets from capital transactions	(44,348,393)	15,593,178	(39,592,812)	(3,253,887)	(3,748,747)	6,902,784
Total Increase (Decrease) in Net Assets	(756,950)	65,600,947	52,812,505	(1,259,004)	(3,560,109)	10,603,553
Net assets:
Beginning of period	959,065,191	893,464,244	840,651,739	40,220,306	43,780,415	33,176,862
End of period	$958,308,241	$959,065,191	$893,464,244	$38,961,302	$40,220,306	$43,780,415

(a)	During the period, the fiscal year end changed to September 30 from June 30.

TRILLIUM MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

For the periods indicated

	Investor Shares
Trillium ESG Global Equity Fund	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net asset value, beginning of period	$61.44	$58.42	$52.71	$65.97	$45.99	$44.81
Income (loss) from investment operations:
Net investment income(b)	0.04	0.39	0.33	0.20	0.06	0.10
Net realized and unrealized gains (losses) from investments and foreign currency	2.83	5.97	7.93	(11.64)	21.00	2.19
Total from investment operations	2.87	6.36	8.26	(11.44)	21.06	2.29
Less distributions paid:
From net investment income	—	(0.37)	(0.22)	(0.03)	(0.07)	(0.24)
From net realized gains	—	(2.97)	(2.33)	(1.79)	(1.01)	(0.87)
Total distributions paid	—	(3.34)	(2.55)	(1.82)	(1.08)	(1.11)
Change in net asset value	2.87	3.02	5.71	(13.26)	19.98	1.18
Net asset value, end of period	$64.31	$61.44	$58.42	$52.71	$65.97	$45.99
Total return	4.69%(c)	11.45%	16.36%	(17.94%)	46.14%	5.02%
Ratios/Supplemental data:
Net assets, end of period (000's)	$258.0	$250.8	$248.3	$232.5	$297.8	$217.8
Ratio of expenses to average net assets	1.20%(d)	1.24%	1.31%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	0.28%(d)	0.67%	0.60%	0.30%	0.11%	0.22%
Portfolio turnover rate(e)	5.55%(c)	27.31%	10.00%	7.00%	10.00%	11.00%

(a)	During the period, the fiscal year end changed to September 30 from June 30.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

For the periods indicated

	Institutional Shares
Trillium ESG Global Equity Fund	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net asset value, beginning of period	$61.12	$58.15	$52.50	$65.70	$45.80	$44.61
Income (loss) from investment operations:
Net investment income(b)	0.08	0.53	0.48	0.41	0.23	0.22
Net realized and unrealized gains (losses) from investments and foreign currency	2.81	5.94	7.89	(11.61)	20.89	2.20
Total from investment operations	2.89	6.47	8.37	(11.20)	21.12	2.42
Less distributions paid:
From net investment income	—	(0.53)	(0.39)	(0.21)	(0.21)	(0.36)
From net realized gains	—	(2.97)	(2.33)	(1.79)	(1.01)	(0.87)
Total distributions paid	—	(3.50)	(2.72)	(2.00)	(1.22)	(1.23)
Change in net asset value	2.89	2.97	5.65	(13.20)	19.90	1.19
Net asset value, end of period	$64.01	$61.12	$58.15	$52.50	$65.70	$45.80
Total return	4.75%(c)	11.72%	16.69%	(17.70%)	46.52%	5.34%
Ratios/Supplemental data:
Net assets, end of period (000's)	$700.3	$708.3	$645.1	$608.1	$622.1	$360.6
Ratio of expenses to average net assets	0.99%(d)	1.00%	1.03%	1.01%	1.02%	1.03%
Ratio of net investment income to average net assets	0.48%(d)	0.93%	0.89%	0.65%	0.40%	0.49%
Portfolio turnover rate(e)	5.55%(c)	27.31%	10.00%	7.00%	10.00%	11.00%

(a)	During the period, the fiscal year end changed to September 30 from June 30.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

For the periods indicated

	Institutional Shares
Trillium ESG Small/Mid Cap Fund	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net asset value, beginning of period	$15.20	$15.11	$13.73	$16.96	$11.01	$12.36
Income (loss) from investment operations:
Net investment income (loss)(b)	— (c)	0.02	0.02	(0.02)	(0.02)	0.04
Net realized and unrealized gains (losses) from investments and foreign currency	0.84	0.44	1.78	(2.82)	5.99	(0.90)
Total from investment operations	0.84	0.46	1.80	(2.84)	5.97	(0.86)
Less distributions paid:
From net investment income	—	(0.01)	(0.01)	—	(0.02)	(0.05)
From net realized gains	—	(0.36)	(0.41)	(0.39)	—	(0.45)
Total distributions paid	—	(0.37)	(0.42)	(0.39)	(0.02)	(0.50)
Proceeds from redemption fees	—	—	— (c)	— (c)	— (c)	0.01
Change in net asset value	0.84	0.09	1.38	(3.23)	5.95	(1.35)
Net asset value, end of period	$16.04	$15.20	$15.11	$13.73	$16.96	$11.01
Total return	5.53%(d)	3.14%	13.37%	(17.16%)	54.23%	(7.34%)
Ratios/Supplemental data:
Net assets, end of period (000's)	$39.0	$40.2	$43.8	$33.2	$31.7	$14.0
Ratio of net expenses to average net assets	0.97%(e)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets	(0.02%)(e)	0.16%	0.12%	(0.12%)	(0.15%)	0.34%
Ratio of gross expenses to average net assets	1.20%(e)	1.18%	1.39%	1.36%	1.77%	1.93%
Portfolio turnover rate(f)	6.29%(d)	31.34%	26.00%	21.00%	20.00%	35.00%

(a)	During the period, the fiscal year end changed to September 30 from June 30.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

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Perpetual Americas Funds Trust (formerly JOHCM Funds Trust) (the “Trust”) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”). As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies.” The Trillium ESG Global Equity Fund (“Global Equity Fund”) and the Trillium ESG Small/Mid Cap Fund (“SMID Fund”) (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.
Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable.  The Global Equity Fund currently offers Investor and Institutional shares.  The SMID Fund currently offers Institutional shares.
The Global Equity Fund seeks long-term capital appreciation by investing primarily in common stocks of companies that its portfolio managers believe are leaders in managing risks and opportunities related to environmental, social and governance criteria, have above average growth potential, and are reasonably valued. The SMID Fund seeks long-term capital appreciation by identifying companies that its portfolio managers believe are strategic leaders, based on business models that it believes are superior and have the ability to create consistent earnings growth.
Prior to October 30, 2023, each of the Trillium ESG Global Equity Fund (the “Global Equity Predecessor Fund”) and Trillium ESG Small/Mid Cap Fund (the “SMID Predecessor Fund”) operated as a series of Professionally Managed Portfolios (each, a “Predecessor Fund,” and together, the “Predecessor Funds”). On October 30, 2023, the Predecessor Funds were reorganized into the Trust (the “Reorganizations”). Subsequent to June 30, 2024, the Board approved a change in the fiscal year end for each Fund to September 30 to align the fiscal year end with the other series in the Trust.
A. Significant accounting policies related to investments are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including adjustments made to quoted prices of a security, quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange.

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Investments in closed-end investment companies are valued at the last quoted sales prices or official closing prices taken from the primary market or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services, investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust's valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities. Prior to the Reorganizations,Trillium Asset Management LLC (“Trillium”), the investment adviser to the Predecessor Funds, was designated as the Predecessor Funds' Valuation Designee and performed such responsibilities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of September 30, 2024 in valuing the Funds' investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Trillium ESG Global Equity Fund
Common Stocks*	$936,830,091	$—	$—	$936,830,091
Preferred Stocks	7,851,229	—	—	7,851,229
Short-Term Investments	10,981,064	—	—	10,981,064
Total Investments	$955,662,384	$ —	$ —	$955,662,384
Trillium ESG Small/Mid Cap Fund
Common Stocks*	$38,200,666	$—	$—	$38,200,666
Short-Term Investments	808,724	—	—	808,724
Total Investments	$39,009,390	$ —	$ —	$39,009,390

*	See additional categories in the Schedule of Investments.
There were no Level 3 securities held by the Funds during the period.

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CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.
The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. The Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.
There were no forward foreign currency exchange contracts as of or for the period from July 1, 2024 to September 30, 2024.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Non-cash dividends are recognized as investment income at the fair value of the asset received.

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EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.
The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income and net realized gains on securities, if any, are declared and paid on an annual basis.
Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations,which may differ from accounting principles generally accepted in the United States of America (“GAAP”).These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment. Temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
U.S. FEDERAL INCOME TAX INFORMATION
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’ U.S. federal income tax returns for the tax years ended June 30, 2021 through June 30, 2024 and for the tax period from July 1, 2024 to September 30, 2024, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
OTHER RISKS
All investments carry a certain amount of risk, and each Fund cannot guarantee that it will achieve its investment objective. The value of each Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

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Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because Trillium evaluates ESG criteria when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG criteria. ESG criteria may prioritize long term rather than short term returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by Trillium to fit within its sustainability criteria do not operate as anticipated. Although Trillium seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Trillium’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well.
Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.
Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.
Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.
Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

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IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.
Management Risk. Trillium’s judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, as well as any changes to climate related laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.
Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.
B. Fees and Transactions with Affiliates and Other Parties
The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”) to provide investment management services to the Funds.
Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statements of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). Effective October 30, 2023,  PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

Fund	Class	Advisory Fee	Expense Limitation*
Trillium ESG Global Equity Fund	Investor	0.85%(a)	1.24%
Trillium ESG Global Equity Fund	Institutional	0.85%(a)	0.99%
Trillium ESG Small/Mid Cap Fund	Institutional	0.75%	0.97%

*	Effective October 30, 2023.
(a)	0.72% of average daily net assets in excess of $1 billion.
The expense limitation agreement is effective until November 1, 2025 for the Funds. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will

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NOTES TO FINANCIAL STATEMENTS

September 30, 2024

terminate automatically upon termination of the Agreement. The Trust and Adviser have agreed that the Adviser shall be entitled to collect on behalf of Trillium amounts that would have been recoverable by Trillium from SMID Predecessor Fund under the Predecessor Funds' prior expense limitation arrangement with PMP.
Trillium serves as the investment sub-adviser to the Funds. For its services, Trillium is paid a fee of 0.70% and 0.60% based on average daily net assets of the Global Equity Fund and SMID Fund, respectively, by the Adviser.
For the period July 1, 2024 through September 30, 2024, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:

Fund	Advisory Fee to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
Trillium ESG Global Equity Fund	$2,027,802	$—	$—
Trillium ESG Small/Mid Cap Fund	70,764	21,224	—

For the period October 30, 2023 through June 30, 2024, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:

Fund	Advisory Fee to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
Trillium ESG Global Equity Fund	$5,296,933	$—	$—
Trillium ESG Small/Mid Cap Fund	204,495	—	14,967

The balances of recoverable expenses to PAFS by the Funds at September 30, 2024 were as follows:

Period	Expiring	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund
Year ended June 30, 2022	June 30, 2025	$ —	$98,715
Year ended June 30, 2023	June 30, 2026	—	158,734
Year ended June 30, 2024	June 30, 2027	—	80,748
Three-month period ended September 30, 2024	September 30, 2027	—	21,224
Balances of Recoverable Expenses to PAFS		$ —	$359,421
Prior to October 30, 2023, Trillium acted as sole investment adviser to the Predecessor Funds and received an advisory fee calculated at the annual rate of 0.85% on daily net assets up to $1 billion and 0.72% on daily net assets greater than $1 billion for the Global Equity Predecessor Fund and at the annual rate of 0.75% based upon the average daily net assets of the SMID Predecessor Fund. For the period from July 1, 2023 to October 27, 2023 the Global Equity Predecessor Fund and the SMID Predecessor Fund incurred advisory fees of $2,377,740 and $100,835, respectively.
Trillium had contractually agreed to limit the annual ratio of expenses (“expense cap”) for the SMID Predecessor Fund’s Institutional Class to 0.98% of the SMID Predecessor Fund’s average daily net assets. Any fees waived and/or Predecessor Fund expenses absorbed by Trillium pursuant to an agreed-upon expense cap shall be reimbursed by the Predecessor Fund to Trillium, if requested by Trillium, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Predecessor

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Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. For the period from July 1, 2023 to October 27, 2023 Trillium waived expenses of $80,748 for the SMID Predecessor Fund. Prior to October 30, 2023, there was no expense cap limitation for the Global Equity Fund.
Perpetual Americas Funds Distributors, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.
Prior to October 30, 2023, Quasar Distributors, LLC acted as the Predecessor Funds’ principal underwriter in a continuous public offering of each Fund’s shares.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Perpetual Americas Funds Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. From October 30, 2023 to June 30, 2024, total fees paid to Northern Trust for their services were $267,028 and $13,019 for the Global Equity Fund and SMID Fund, respectively. From July 1, 2024 to September 30, 2024, total fees paid to Northern Trust for their services were $95,891 and $6,501 for the Global Equity Fund and SMID Fund, respectively. Such fees are reflected as “Accounting and Administration” fees on the Statements of Operations.
Prior to October 30, 2023, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acted as the Predecessor Funds’ administrator, fund accountant and transfer agent. For the period July 1, 2023 to October 27, 2023, the Predecessor Funds incurred total fees for these services of $343,893 and $48,119 for the Global Equity Predecessor Fund and SMID Predecessor Fund, respectively, payable to Fund Services. Total fees paid to Fund Services for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.
Prior to October 30, 2023, U.S. Bank N.A. served as custodian to the Predecessor Funds. For the period July 1, 2023 to October 27, 2023, the Predecessor Funds incurred custodian fees of $85,007 for the Global Equity Predecessor Fund and $2,403 for the SMID Predecessor Fund payable to U.S. Bank N.A. Total fees paid to U.S. Bank N.A. for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.
Foreside Fund Officer Services, LLC, an affiliate of Foreside Financial Group, LLC d/b/a ACA Group (“ACA Group”), provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay ACA Group an annual fee based on the level of net assets in the Fund complex, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees allocated to the Funds and paid to ACA Group pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.
PAFS and the Trust have entered into an Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board of Trustees of the Trust (the “Board”) from time to time. For the period ended June 30, 2024, total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are $28,404 and $1,334 for the Global Equity Fund and SMID Fund, respectively. From July 1, 2024 to September 30, 2024, total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are $11,617 and $457 for the Global Equity Fund and SMID Fund, respectively. Such fees are reflected as “Compliance” fees in the Statements of Operations.
PAFS and the Trust have entered into an Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to

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September 30, 2024

beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees to be reimbursed to PAFS pursuant to the Shareholder Services Agreement for the period ended June 30, 2024 and for the period from July 1, 2024 to September 30, 2024 were $117,714 and $63,423, respectively. Such fees are reflected as “Shareholder Services - Institutional Shares” fees in the Statements of Operations.
Prior to October 30, 2023, the Predecessor Funds had entered into Sub-Transfer Agent Arrangements with respect to the Retail Class for the Global Equity Predecessor Fund. The transfer agent fees and sub-transfer agent fees incurred by the Global Equity Predecessor Fund for the period July 1, 2023 through October 27, 2023 were $33,606 and are reflected as “Shareholder Services - Investor Shares" fees in the Statements of Operations.
Certain officers of the Trust are affiliated with PAFS, ACA Group, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000 ($120,00 prior to April 1, 2024), certain committee and chairperson retainers and reimbursement for certain expenses. For the period ended September 30, 2024, the aggregate Independent Trustee compensation paid by the Trust was $188,500. The amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds for the period October 30, 2023 through June 30, 2024 were $57,193 and $2,524 for the Global Equity Fund and SMID Fund, respectively. From July 1, 2024 to September 30, 2024, the amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds were $25,216 and $1,005 for the Global Equity Fund and SMID Fund, respectively. Such fees are reflected in “Trustee” fees on the Statements of Operations.
Prior to October 30, 2023, the officers of the Predecessor Funds and the Chief Compliance Officer were also employees of Fund Services. Fees paid by the Predecessor Funds to Fund Services for these services for the period of July 1, 2023 through October 27, 2023 were $4,873 and $3,207 for the Global Equity Predecessor Fund and SMID Predecessor Fund, respectively, and are included in “Compliance” fees on the Statement of Operations. In addition, the independent trustees of the Predecessor Funds received certain retainer and meeting fees, as applicable, including reimbursement of expenses incurred for attending Board meetings.  For the period of July 1, 2023 through October 27, 2023, the Trustee fees and expenses were $14,572 and $8,042 for the Global Equity Predecessor Fund and SMID Predecessor Fund, respectively, and are included in “Trustee” fees on the Statements of Operations.
C. Rule 12b-1 Plan
The Funds have adopted an amended plan under Rule 12b-1 that is applicable to Advisor Shares and Investor Shares to pay for certain distribution and promotional activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10% and 0.25% of the average daily net assets of the outstanding Advisor Shares and Investor Shares, respectively. Total fees paid pursuant to the plan are reflected as “Distribution (Rule 12b-1) fees” on the Statements of Operations.
Prior to October 30, 2023 the Predecessor Funds had adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to Retail Class shares. The Plan provides that each Predecessor Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of Retail Class shares and are reflected in “Distribution (Rule 12b-1) fees” on the Statements of Operations. No distribution fees were paid by Institutional Class shares. These fees could be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.
D. Securities Lending
Prior to October 30, 2023, the Global Equity Predecessor Fund was able to lend up to 33 1/3% of its total asset value to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The Global Equity Predecessor Fund received compensation in the form of fees and earned interest on the cash collateral. The amount of fees depended on a number of factors, including the type of security and length of the loan. The Global Equity Predecessor Fund continued to receive interest payments or dividends on the securities loaned during the borrowing period. The Global Equity Predecessor Fund had the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The Global Equity Predecessor Fund’s loaned securities were collateralized by cash equivalents. The cash collateral was invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments were subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Global Equity Predecessor Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower failed to return the borrowed securities, although the Fund was indemnified from this risk by contract with the securities lending agent.
The net fee and interest income earned by the Global Equity Predecessor Fund on investments of cash collateral received from borrowers for the securities loaned are reflected in “Income from securities lending, net” on the Statement of Operations.
Since October 30, 2023, the Global Equity Fund has not engaged in securities lending activities.
E. Credit Agreements
The Trust, on behalf of certain of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the applicable Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted.  Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Borrower's option of the sum of the U.S. Federal Fund Target Rate plus 1.30% or daily Simple SOFR plus 1.30%. Prior to July 16, 2024, the overall credit limit was $100 million and the uncommitted amount available was $50 million.
Prior to October 30, 2023, U.S. Bank N.A. had made available to the Predecessor Funds credit facilities pursuant to separate Loan and Security Agreements for temporary and extraordinary purposes. The maximum available credit was $20,000,000 and $2,000,000 for the Global Equity Predecessor Fund and the SMID Predecessor Fund, respectively.
During the three-month period ended September 30, 2024, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate
Trillium ESG Small/Mid Cap Fund	$2,250,000	1	6.73%
The SMID Fund incurred interest expense of $421 related to borrowings for the three-month period ended September 30, 2024. The amount is included in the “Interest Expense” on the Statements of Operations.
During the year ended June 30, 2024, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate
Trillium ESG Global Equity Fund	$5,000,000	2	6.71%
Trillium ESG Small/Mid Cap Fund	745,435	23	6.61

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

F. Investment Transactions
For the period from July 1, 2024 to September 30, 2024, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Trillium ESG Global Equity Fund	$52,411,959	$90,713,347
Trillium ESG Small/Mid Cap Fund	2,394,124	5,553,361
G. U.S. Federal Income Tax
As of September 30, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Trillium ESG Global Equity Fund	$624,781,659	$341,023,753	$ (10,143,028)	$330,880,725
Trillium ESG Small/Mid Cap Fund	35,657,427	6,121,555	(2,769,592)	3,351,963

The tax character of distributions paid by the Funds during the latest three-month tax period ended September 30, 2024, and the latest tax years ended June 30, 2024 and June 30, 2023 were as follows:

	Distributions From
Fund	Ordinary Income September 30, 2024	Long-Term Capital Gains* September 30, 2024	Ordinary Income June 30, 2024	Long-Term Capital Gains** June 30, 2024	Ordinary Income June 30, 2023	Long-Term Capital Gains June 30, 2023
Trillium ESG Global Equity Fund	$—	$—	$7,365,404	$45,455,094	$5,129,550	$34,376,433
Trillium ESG Small/Mid Cap Fund	—	—	42,401	1,045,846	24,265	1,042,615

*
The amounts do not include tax equalization utilized of $749,585 in net long term capital gains in which the Global Equity Fund designated as being distributed to shareholders on their redemption of shares.

**
The amounts do not include tax equalization utilized of $3,368,255 and $284,892 in net long term capital gains in which the Global Equity Fund and
SMID Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

As of the three-month tax period ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Trillium ESG Global Equity Fund	$6,849,808	$77,573,169	$—	$—	$330,969,194	$415,392,171
Trillium ESG Small/Mid Cap Fund	51,574	2,119,081	(1,494,218)	—	3,351,963	4,028,400

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
Trillium ESG Small/Mid Cap Fund	$230,437	$1,263,781

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Primarily as a result of differing book/tax treatment of tax equalization, the Funds made reclassifications among certain capital accounts. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2024, the following reclassifications were made to the Funds’ Statements of Assets and Liabilities:

Fund	Distributable Earnings (Loss)	Paid-in Capital
Trillium ESG Global Equity Fund	$ (749,585)	$749,585
Trillium ESG Small/Mid Cap Fund	1,677	(1,677)
H. Capital Share Transactions
Transactions in dollars for fund shares for the period from July 1, 2024 to September 30, 2024, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Trillium ESG Global Equity Fund	Investor Shares	$5,739,469	$—	$ (10,155,279)	$ (4,415,810)
Trillium ESG Global Equity Fund	Institutional Shares	17,952,887	—	(57,885,470)	(39,932,583)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	1,487,965	—	(4,741,852)	(3,253,887)

Transactions in shares of fund shares for the period from July 1, 2024 to September 30, 2024, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Trillium ESG Global Equity Fund	Investor Shares	92,745	—	(162,966)	(70,221)
Trillium ESG Global Equity Fund	Institutional Shares	291,345	—	(939,041)	(647,696)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	95,269	—	(312,398)	(217,129)

Transactions in dollars for fund shares for the year ended June 30, 2024, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Trillium ESG Global Equity Fund	Investor Shares	$18,968,767	$13,520,206	$ (42,733,295)	$ (10,244,322)
Trillium ESG Global Equity Fund	Institutional Shares	122,029,135	33,460,954	(129,652,589)	25,837,500
Trillium ESG Small/Mid Cap Fund	Institutional Shares	9,513,933	962,668	(14,225,348)	(3,748,747)

Transactions in shares of fund shares for the year ended June 30, 2024, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Trillium ESG Global Equity Fund	Investor Shares	330,544	242,211	(741,516)	(168,761)
Trillium ESG Global Equity Fund	Institutional Shares	2,141,524	603,335	(2,251,384)	493,475
Trillium ESG Small/Mid Cap Fund	Institutional Shares	642,663	66,163	(960,095)	(251,269)

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Transactions in dollars for fund shares for the year ended June 30, 2023, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Trillium ESG Global Equity Fund	Investor Shares	$14,201,851	$10,444,225	$ (34,043,695)	$ (9,397,619)
Trillium ESG Global Equity Fund	Institutional Shares	133,691,106	24,091,969	(187,978,268)	(30,195,193)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	11,505,929	1,037,417	(5,640,562)	6,902,784

Transactions in shares of fund shares for the year ended June 30, 2023, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Trillium ESG Global Equity Fund	Investor Shares	263,771	204,268	(628,826)	(160,787)
Trillium ESG Global Equity Fund	Institutional Shares	2,499,654	474,065	(3,462,078)	(488,359)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	799,058	75,067	(392,813)	481,312

I. Concentration of Ownership Risk
A significant portion of the Funds’ shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Funds, this could have a disruptive impact on the efficient implementation of the Funds’ investment strategy.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Perpetual Americas Funds Trust and Shareholders of Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund (two of the funds constituting Perpetual Americas Funds Trust, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations and statements of changes in net assets, including the related notes, and the financial highlights for the period July 1, 2024 through September 30, 2024 and the year ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for the period July 1, 2024 through September 30, 2024 and the year ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Funds as of and for the year ended June 30, 2023 and the financial highlights for each of the periods ended on or prior to June 30, 2023 (not presented herein, other than the statements of changes in net assets and financial highlights) were audited by other auditors whose report dated August 29, 2023 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
November 26, 2024
We have served as the auditor of one or more investment companies in Perpetual Americas Funds Trust since 2014.

TRILLIUM MUTUAL FUNDS

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

September 30, 2024 (Unaudited)

Not Applicable.

TRILLIUM MUTUAL FUNDS

PROXY DISCLOSURES

September 30, 2024 (Unaudited)

Not Applicable.

TRILLIUM MUTUAL FUNDS

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

September 30, 2024 (Unaudited)

Included on page 24 in the Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

September 30, 2024 (Unaudited)

Not applicable.

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Investment Subadviser

Trillium Asset Management, LLC

1 Congress St, Suite 3101

Boston, MA 02114

Investment Adviser

Perpetual Americas Funds Services

1 Congress St, Suite 3101

Boston, MA 02114

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

Distributor

Perpetual Americas Funds Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Perpetual Americas Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	December 4, 2024

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	December 4, 2024